CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 298,555	$ 109,876	$ 147,246
Adjustments to net income:
Depreciation and amortization	234,559	282,769	209,118
Accretion of convertible notes	1,302	1,461	388
Loss (gain) on disposal of property, plant and equipment	(4,259)	83	(253)
Gain on disposal of solar power systems		(10,091)
Gain on disposal of investments in affiliates		(10,392)	(13,936)
Impairment loss of property, plant and equipment	60,330	6,084	11,854
Impairment loss of project assets	1,674	17,152	369
Impairment loss of investments in affiliates	357	0	24,060
Loss (gain) on change in fair value of derivatives, net	44,489	(23,785)	(50,001)
Equity in earnings of affiliates	(15,440)	(7,256)	(10,779)
Allowance for credit losses	5,773	7,615	9,874
Non-cash operating lease expenses	13,208	14,321	19,260
Write-down of inventories	7,475	14,070	42,907
Share-based compensation	9,370	8,808	12,350
Unrealized gain (loss) from sales to affiliates	5,971	35,890	(66)
Derecognition of interest rate swap			4,439
Deferred taxes	16,908	(67,386)	(21,439)
Changes in operating assets and liabilities:
Accounts receivable trade	(357,276)	(284,785)	65,379
Accounts receivable, unbilled	(23,367)	(8,783)	(12,064)
Amounts due from related parties	(4,451)	(68,912)	26,828
Inventories	(406,343)	(518,741)	(180,974)
Value added tax recoverable	(43,881)	(21,873)	2,687
Advances to suppliers	(52,893)	(30,416)	(138,915)
Project assets	(302,839)	(73,375)	(443,730)
Prepaid expenses and other current assets	151,663	(85,754)	(72,188)
Other non-current assets	(17,350)	20,357	(11,913)
Accounts payable	351,535	11,023	(89,180)
Short-term notes payable	721,039	150,982	120,445
Amounts due to related parties	(54)	(171)	(9,773)
Other payables	(417)	126,215	10,386
Advances from customers	209,855	(53,998)	51,683
Operating lease liabilities	(14,160)	(14,156)	(18,917)
Other liabilities	68,492	51,248	160,768
Liability for uncertain tax positions	(1,718)	(7,281)	(623)
Net settlement of derivatives	(31,851)	31,886	33,054
Loss contingency accruals	(9,625)	(10,939)	1,115
Net cash provided by (used in) operating activities	916,631	(408,254)	(120,541)
Investing activities:
Investments in affiliates	(19,355)	(54,004)	(17,758)
Return of capital from affiliates	7,083	2,671
Proceeds from disposal of investments in affiliates		14,311	33,037
Purchase of property, plant and equipment	(627,115)	(428,725)	(334,781)
Proceeds from disposal of property, plant and equipment	7,479	18,555
Purchase of solar power systems	(882)	(775)	(160)
Proceeds from disposal of solar power systems	2,302	18,397
Net cash used in investing activities	(630,488)	(429,570)	(319,662)
Financing activities:
Proceeds from short-term borrowings	1,387,537	1,742,064	1,667,703
Repayment of short-term borrowings	(1,695,563)	(1,879,884)	(1,561,597)
Proceeds from long-term borrowings	770,368	588,082	207,632
Acquisition of non-controlling interests		(10,719)
Proceeds from non-controlling interests	15,109	10,003	261,332
Repayment to non-controlling interests		(6,588)
Net proceeds from issuance of common shares		148,510
Proceeds from (repayment of) third party financing liabilities	(29,595)		6,419
Proceeds from sales-leaseback arrangement		45,693	9,945
Repayments of finance lease obligation	(19,217)	(23,090)	(22,173)
Net proceeds from issuance of convertible notes			222,826
Proceeds from subscription of employee stock ownership plan			36,342
Proceeds from exercise of stock options			1,035
Payments for repurchase of common shares			(5,963)
Net cash provided by financing activities	428,639	614,071	823,501
Effect of exchange rate changes	(179,561)	18,320	50,997
Net increase (decrease) in cash, cash equivalents and restricted cash	535,221	(205,433)	434,295
Cash, cash equivalents and restricted cash at the beginning of the year	1,434,282	1,639,715	1,205,420
Cash, cash equivalents and restricted cash at the end of the year	1,969,503	1,434,282	1,639,715
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	76,511	71,006	78,747
Income taxes paid, net of tax refund	77,400	57,396	38,193
Supplemental schedule of non-cash activities:
Property, plant and equipment costs included in other payables	$ 549,883	$ 299,664	$ 244,512